Derivatives - Summary of Derivative Instruments (Details) (USD $)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011
Beginning balance	$ 14,499,894	$ 1,330,909
Preferred B Option (b)		10,894
Consulting Warrants (c)		166,810
Senior I Notes (note 10)		1,254,510
Senior II Notes (note 10)		1,509,180
Junior Notes (note 10)		927,580
Conversion of Senior I Notes		(84,530)
Exercise of Preferred B Options (b)	(4,846,941)
Expiry of Preferred B Options (b)	(661,259)
Issuance of Preferred B shares and warrants (b)	5,339,700
Change in fair value	(13,573,776)	9,384,541
Ending balance	757,618	14,499,894
PreferredAWarrantsMember
Beginning balance	2,479,431	74,269
Preferred B Option (b)
Consulting Warrants (c)
Senior I Notes (note 10)
Senior II Notes (note 10)
Junior Notes (note 10)
Conversion of Senior I Notes
Change in fair value	(3,038,040)
Ending balance	181,660	2,479,431
Preferred B Warrants [Member]
Beginning balance
Preferred B Option (b)
Consulting Warrants (c)
Senior I Notes (note 10)
Senior II Notes (note 10)
Junior Notes (note 10)
Conversion of Senior I Notes
Issuance of Preferred B shares and warrants (b)	1,662,100
Change in fair value	(1,635,701)
Ending balance	26,399
Preferred B Option/Warrants [Member]
Beginning balance	5,122,294	590,640
Preferred B Option (b)		10,894
Consulting Warrants (c)
Senior I Notes (note 10)
Senior II Notes (note 10)
Junior Notes (note 10)
Conversion of Senior I Notes
Exercise of Preferred B Options (b)	(4,846,941)
Expiry of Preferred B Options (b)	(661,259)
Issuance of Preferred B shares and warrants (b)	3,677,600
Change in fair value	(3,014,510)	4,520,760
Ending balance	277,184	5,122,294
NoteConversionFeatures [Member]
Beginning balance	2,869,630
Preferred B Option (b)
Consulting Warrants (c)
Senior I Notes (note 10)		327,790
Senior II Notes (note 10)		627,830
Junior Notes (note 10)		927,580
Conversion of Senior I Notes		(84,530)
Exercise of Preferred B Options (b)
Expiry of Preferred B Options (b)
Issuance of Preferred B shares and warrants (b)
Change in fair value	(2,697,876)	1,070,960
Ending balance	171,754	2,869,630
Preferred A Warrants [Member]
Beginning balance
Preferred B Option (b)
Consulting Warrants (c)
Senior I Notes (note 10)		926,720
Senior II Notes (note 10)		881,350
Junior Notes (note 10)
Conversion of Senior I Notes
Exercise of Preferred B Options (b)
Expiry of Preferred B Options (b)
Issuance of Preferred B shares and warrants (b)
Change in fair value	(2,707,058)	988,820
Ending balance	89,832
Consulting Warrants [Member]
Beginning balance	491,380
Preferred B Option (b)
Consulting Warrants (c)		166,810
Senior I Notes (note 10)
Senior II Notes (note 10)
Junior Notes (note 10)
Conversion of Senior I Notes
Exercise of Preferred B Options (b)
Expiry of Preferred B Options (b)
Issuance of Preferred B shares and warrants (b)
Change in fair value	(480,591)	324,570
Ending balance	$ 10,789	$ 491,380